Provisions for Legal Claims and Contingent Liabilities (Details - Additional information) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	R$ 1,071,065
Contingent liabilities	2,390,222	R$ 2,807,918
Contingent Liabilities from Business Combinations [Member]
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	658,008
Contingent consideration [member]
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	383,115
HPP Colider [Member] | Contingent consideration [member]
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	383,115
HPP Mauá and MSG [Member] | Contingent Liabilities from Business Combinations [Member]
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	R$ 658,008
HPP Mauá
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary	49.00%
Contingent liabilities	R$ 299,221
HPP Mauá | Civil lawsuits [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	292,210
HPP Mauá | Provisions for litigation [Member]
Disclosure of contingent liabilities [line items]
Increase decrease in provisions through business combinations	29,942
MSG
Disclosure of contingent liabilities [line items]
Contingent liabilities	358,787
MSG | Regulatory proceedings with Aneel [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	R$ 322,800